Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Beginning balance (in shares)	6,067,313
Granted (in shares)	0	0
Forfeited (in shares)	(392,749)
Exercised during the year (in shares)	(366,938)
Expired (in shares)	(398,324)
Ending balance (in shares)	4,909,302	6,067,313
Exercisable (in shares)	4,426,776
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 1.83
Granted (in usd per share)	0
Forfeited (in usd per share)	4.03
Exercised (in usd per share)	1.02
Expired (in usd per share)	2.13
Ending balance (in usd per share)	1.55	$ 1.83
Exercisable, weighted average exercise price (in usd per share)	$ 1.34
Weighted-Average Remaining Contractual Term (years)
Weighted average remaining contractual life of outstanding options (years)	5 years 6 months 29 days	6 years 10 months 2 days
Exercisable, weighted average remaining contractual life of outstanding options (years)	5 years 4 months 17 days
Intrinsic value, outstanding	$ 3,393	$ 10,818
Exercisable, intrinsic value	$ 3,243